Document and Entity Information	Oct. 19, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity File Number	001-37661
Entity Registrant Name	SMARTFINANCIAL, INC.
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-1173944
Entity Address, Address Line One	5401 Kingston Pike
Entity Address, Adress Line Two	Suite 600
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37919
City Area Code	865
Local Phone Number	437-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	SMBK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001038773
Amendment Flag	false